Segmental Analyses - Additional Information (Details) £ in Millions		12 Months Ended
		Dec. 31, 2017 GBP (£) Segment	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure Of Geographical Areas [Line Items]
Number of reportable segment | Segment		5
Revenue from operations	[1]	£ 20,292	£ 14,751	£ 13,104
Non-current assets for operations		127,072	27,414
Goodwill		44,147	11,023	9,324
Investments in associates and joint ventures		1,577	9,507
Associates And Joint Ventures
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		14,085	16,491	11,186
Non-current assets for operations		1,127	17,831
Investments in associates and joint ventures		1,577	9,507	6,938
Reynolds American Inc. | Associates And Joint Ventures
Disclosure Of Geographical Areas [Line Items]
Investments in associates and joint ventures			8,051	5,749
ITC Ltd. | Associates And Joint Ventures
Disclosure Of Geographical Areas [Line Items]
Investments in associates and joint ventures		1,527	1,394	1,136
United States
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		4,211
Non-current assets for operations		107,139
Constant Rates | Previously Stated
Disclosure Of Geographical Areas [Line Items]
Profit (loss) from continuing operations		£ 7,665	£ 5,197	£ 5,620

[1]	Revenue is net of duty, excise and other taxes of £37,780 million, £32,136 million and £27,896 million for the years ended 31 December 2017, 2016 and 2015, respectively.